Operating Assets and Liabilities - Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Assets and Liabilities
Advanced payments to contract research and manufacturing organizations		$ 132
Insurance	$ 421	450
Other	81	74
Total	$ 502	$ 656